FINANCIAL LEASE RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017
Financial lease receivables
Less: provision for credit losses	¥ (1,182,609)		¥ (2,190,575)		¥ (763,122)		¥ (256,639)		¥ (189,305)
Financial Lease Receivable
Financial lease receivables
Financial lease receivables, gross	27,021		42,298
Less: provision for credit losses	(27,021)	¥ (27,250)	(27,250)	¥ (23,157)		¥ (6,890)		¥ (4,225)
Financial lease receivables, net			15,048
Car dealers | Financial Lease Receivable
Financial lease receivables
Financial lease receivables, gross	19,864		27,870
Less: provision for credit losses	(19,864)		(20,318)
Financial lease receivables, net			7,552
Consumers | Financial Lease Receivable
Financial lease receivables
Financial lease receivables, gross	7,157		14,428
Less: provision for credit losses	¥ (7,157)		(6,932)
Financial lease receivables, net			¥ 7,496